Share Based Compensation - 2016 Share Incentive Plan (Details) ¥ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2023 shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Sep. 30, 2016 shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares
2016 Share Incentive Plan | Options
Share-based compensation
Shares authorized by the board under the plan				3,000,000					21,000,000
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017 (as a percent)				0.50%
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017, number of shares				3,000,000
2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares										$ 32.83
Number of share options
Number of share units granted	535,955	497,956	525,595
2016 Share Incentive Plan | Restricted Share Units | Selling, general and administrative expenses
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares								$ 26.27	$ 21.87
Number of share options
Share-based compensation expense recorded | ¥					¥ 96,698	¥ 69,366	¥ 112,249
Share Holding Platform | Ordinary Share Units
Number of share options
Number of share units granted	4,386,320	3,934,355	3,178,835
Share Holding Platform | Ordinary Share Units | Selling, general and administrative expenses
Number of share options
Share-based compensation expense recorded | ¥					¥ 158,278